Cover	Feb. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	ENCORE WIRE CORPORATION
Entity Central Index Key	0000850460
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-20278
Entity Tax Identification Number	75-2274963
Entity Address, Address Line One	1329 Millwood Road
Entity Address, City or Town	McKinney,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75069
City Area Code	972
Local Phone Number	562-9473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	WIRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false